EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (2,104.6)	R$ (3,166.1)
Service costs	30.8	47.0	R$ 58.0
Defined benefit obligation at December, 31	(1,954.6)	(2,104.6)	(3,166.1)
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(6,397.5)	(8,519.7)	(8,777.6)
Service costs	(30.8)	(47.0)	(58.0)
Interest costs	(413.2)	(353.2)	(324.3)
Gains and (losses) on settlements or reductions in benefits	9.2	3.8	3.6
Contributions by plan participants	(4.2)	(5.6)	(6.9)
Actuarial gains and (losses) - geographical assumptions	11.5		52.3
Actuarial gains and (losses) - financial assumptions	(297.0)	1,333.6	726.8
Experience adjustments	91.2	(171.5)	(213.0)
Reclassifications			(1.0)
Effect of exchange rate fluctuations	216.7	787.7	(495.3)
Benefits paid	531.4	574.4	573.7
Defined benefit obligation at December, 31	R$ (6,282.7)	R$ (6,397.5)	R$ (8,519.7)